Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of terms of issuances
Exercise Price	Number of Options	Vesting Terms
$0.075	250,000	Immediately

Schedule of stock option activity
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	27,621,765	$0.49	6.59	$-
Grants	-
Exercised	-
Expired/Canceled	-
Outstanding at September 30, 2021	27,621,765	$0.49	5.74	$-
Exercisable at September 30, 2021	27,621,765	$0.49	5.74	$-

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	27,371,765	$0.50	8.42	$-
Granted	250,000	$0.075
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2019	27,621,765	$0.49	7.49	$-
Granted	-
Exercised	-
Forfeiture/Cancelled	-
Outstanding at December 31, 2020	27,621,765	$0.49	6.49	$-
Exercisable at December 31, 2020	27,621,765	$0.49	6.49	$-

Schedule of stock options outstanding and exercisable
Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$0.01 – 0.25	13,306,786	6.51	13,306,786
0.26 – 0.50	1,939,631	5.51	1,939,631
0.51 – 0.75	1,820,112	4.93	1,820,112
0.76 – 1.00	9,926,072	4.96	9,926,072
1.01 – 2.00	629,164	4.85	629,164
	27,621,765	5.74	27,621,765

Exercise Price	Number of Options	Remaining Life In Years	Number of Options Exercisable
$0.01 – 0.25	13,306,786	7.26	13,306,786
0.26 - 0.50	1,939,631	6.26	1,939,631
0.51 – 0.75	1,820,112	5.68	1,820,112
0.76 - 1.00	9,926,072	5.70	9,926,072
1.01 - 2.00	629,164	5.60	629,164
	27,621,765		27,621,765